Disclosure of Key Inputs of Convertible Debt (Details)	3 Months Ended		12 Months Ended
	Nov. 30, 2021 $ / shares	Nov. 30, 2021 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Share price		$ 4.93		$ 8.42
Convertible [member]
IfrsStatementLineItems [Line Items]
Share price	$ 3.85		$ 6.66
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%
Convertible [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.23%	0.23%	0.30%	0.30%
Credit spread	7.69%	7.69%	8.45%	8.45%
Convertible [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.59%	0.59%	0.10%	0.10%
Credit spread	9.88%	9.88%	1.14%	1.14%